Risk management policies - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 4,272.9	£ 6,217.9
Total committed facilities available	£ 6,309.8
Borrowings average maturity term	8 years 2 months 12 days
Eurobonds (3m EURIBOR + 0.32%) due May 2020 [member]
Disclosure of detailed information about borrowings [line items]
Total committed facilities available	£ 211.6			€ 250
Borrowings Maturity Term	2 years
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage increase in market interest rate	1.00%	1.00%
Potential amount of change due to an increase or decrease in risk	£ 22.6	£ 7.2
Percentage decrease in market interest rate	1.00%	1.00%
US dollar borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $			$ 1,563		$ 2,784
US dollar borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $			$ 2,509		$ 3,377
US dollar borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Borrowings interest rate	4.06%		4.06%	4.06%
Average period of debt	95 months
Sterling Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 844.0	£ 1,044.0
Sterling Borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 947.0	£ 1,039.0
Sterling Borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	100.00%
Borrowings interest rate	2.73%		2.73%	2.73%
Average period of debt	188 months
Sterling Borrowings [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage weakening of sterling against major currencies	10.00%		10.00%	10.00%
Percentage increase of sterling against major currencies	10.00%		10.00%	10.00%
Euro Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €				€ 2,600		€ 3,200
Euro Borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | €				€ 3,128		€ 3,202
Euro Borrowings [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	80.80%
Borrowings interest rate	2.34%		2.34%	2.34%
Average period of debt	82 months
Euro Borrowings [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Percentage of debt	19.20%
Borrowings interest rate	0.06%		0.06%	0.06%
Average period of debt	16 months